Variable Interest Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Investment in VIEs maximum loss amount	¥ 6,999	¥ 6,343